Redeemable Preferred Stock (Details)		3 Months Ended	12 Months Ended
	Nov. 30, 1998 shares	Jun. 30, 2006 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 1991 $ / shares shares	Dec. 31, 1990 Tranche shares	Apr. 18, 2017 USD ($)
Preferred stock [Abstract]
Preferred stock dividend rate per annum					12.00%
Senior Redeemable Preferred Stock [Abstract]
Redemption amount of senior redeemable preferred stock | $								$ 2,100,000
Public Preferred Stock [Member]
Preferred stock [Abstract]
Preferred stock authorized (in shares)			6,000,000
Preferred stock par value (in dollars per share) | $ / shares			$ 0.01
Preferred stock dividend rate per annum			12.00%			6.00%
Dividends Payable | $			$ 107,400,000	$ 103,500,000
Public preferred stock, shares retired	410,000
Preferred stock issued and outstanding (in shares)			3,185,586				2,858,723
12% Cumulative Exchangeable Redeemable Preferred Stock [Abstract]
Adjusted accrued accretion of public preferred stock | $		$ 1,500,000
Number of shares declared as dividend (in shares)						736,863
Number of annual tranches during the period | Tranche							5
Period during which redeemable preferred stock not callable			12 months
Preferred stock dividend rate per annum (in dollars per share) | $ / shares			$ 1.20			$ 0.60
Preferred stock, liquidation preference (in dollars per share) | $ / shares			$ 10
Dividends on preferred stock | $			$ 3,800,000
Series A-1 Preferred Stock [Member]
Preferred stock [Abstract]
Preferred stock authorized (in shares)					1,250
Preferred stock par value (in dollars per share) | $ / shares					$ 0.01
Preferred stock dividend rate per annum				14.125%
Senior Redeemable Preferred Stock [Abstract]
Redeemable preferred stock liquidation value (in dollar per share) | $ / shares				$ 1,000
Series A-2 Preferred Stock [Member]
Preferred stock [Abstract]
Preferred stock authorized (in shares)					1,750
Senior Redeemable Preferred Stock [Member]
Senior Redeemable Preferred Stock [Abstract]
Accrued dividends reported as interest expenses | $			$ 0	$ 0	$ 20,000